Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment

12 Property, plant and equipment

(€ million)	Land and buildings	E&P wells, plant and machinery	Other plant and machinery	E&P exploration assets and appraisal	E&P tangible assets in progress	Other tangible assets in progress and advances	Total
2022
Net carrying amount - beginning of the year	1,071	42,342	3,850	1,244	6,545	1,247	56,299
Additions	22	132	456	655	5,471	964	7,700
Depreciation capitalized				11	179		190
Depreciation (*)	(51)	(5,467)	(554)				(6,072)
Reversals	3	40	191		141	38	413
Impairments	(21)	(313)	(485)		(149)	(414)	(1,382)
Write-off	(1)		(2)	(365)	(218)		(586)
Currency translation differences	2	2,422	55	74	364	9	2,926
Initial recognition and changes in estimates		(173)	2	(7)	98		(80)
Changes in the scope of consolidation - included entities	9	650	695			118	1,472
Changes in the scope of consolidation - excluded entities	(1)	(3,687)	(6)	(119)	(546)		(4,359)
Transfers	41	4,403	425	(149)	(4,254)	(466)
Other changes	14	143	(347)	1	(4)	4	(189)
Net carrying amount - end of the year	1,088	40,492	4,280	1,345	7,627	1,500	56,332
Gross carrying amount - end of the year	4,255	143,433	31,327	1,345	11,787	3,665	195,812
Provisions for depreciation and impairments	3,167	102,941	27,047		4,160	2,165	139,480
2021
Net carrying amount - beginning of the year	1,128	39,648	3,299	1,341	7,118	1,409	53,943
Additions	18	8	277	380	3,413	854	4,950
Depreciation capitalized				28	90		118
Depreciation (*)	(49)	(5,421)	(496)				(5,966)
Reversals		1,080	118		337		1,535
Impairments	(101)	(90)	(768)		(85)	(582)	(1,626)
Write-off	(1)		(2)	(331)	(18)		(352)
Currency translation differences	2	2,956	66	106	546	12	3,688
Initial recognition and changes in estimates		200		(9)	4		195
Changes in the scope of consolidation	22		1,001	(199)	(1,119)	43	(252)
Transfers	50	3,841	409	(44)	(3,797)	(459)
Other changes	2	120	(54)	(28)	56	(30)	66
Net carrying amount - end of the year	1,071	42,342	3,850	1,244	6,545	1,247	56,299
Gross carrying amount - end of the year	4,175	149,117	30,618	1,244	10,485	3,107	198,746
Provisions for depreciation and impairments	3,104	106,775	26,768		3,940	1,860	142,447

(*) Before capitalization of depreciation of tangible assets

Capital expenditures included capitalized finance expenses of €38 million (€68 million in 2021) related to the Exploration & Production segment for €22 million (€54 million in 2021) at an interest rate of 2.1% (0.4% to 2.1% at December 31, 2021).

Capital expenditures primarily related to the Exploration & Production segment for €6,295 million (€3,843 million in 2021).

Expenditures to purchase plant and equipment from suppliers whose payment terms matched classification as financing payables, have been recognized among other changes (€61 million).

Capital expenditures by industry segment and geographical area of destination are reported in note 35 – Segment information and information by geographical area.

Depreciation other than that of Oil & Gas plants, relating to biorefineries, petrochemical plants, thermoelectric plants, photovoltaic or wind power systems, and other ancillary assets are calculated on a straight-line basis, based on their economic-technical lives. The main depreciation rates adopted are included in the following ranges and have remained unchanged compared to 2021:

(%)
Buildings	2 - 10
Refining and chemical plants	3 - 17
Gas pipelines and compression stations	4 - 12
Power plants	3 - 5
Other plant and machinery	6 - 12
Industrial and commercial equipment	5 - 25
Other assets	10 - 20

Plants and equipment used in the extraction and treatment of hydrocarbons were depreciated according to the UOP method, where depreciation depends on production of the estimated proved reserves according to the US Securities & Exchange Commission “SEC” criteria (see note 1 – Accounting standards, accounting estimates and significant judgements, section Valuation criteria – Mining activity – UOP depreciation). The production plans associated with the existing assets would gradually deplete the SEC proved reserves recorded at the balance sheet date, which are expected to be produced within about ten years.

Asset impairment losses were recognized at petrochemical plants for production of basic chemicals and intermediates (€385 million) due to lower future expected cash flows driven by a deteriorated industry outlook and Oil & Gas properties (€279 million) due to downward reseves and costs revisions. Pre-development costs related to projects considered no longer economical (€190 million) were written-off, as expenditures incurred for compliance and stay-in-business at CGUs of the refining sector, which were impaired in previous reporting periods and continued lacking any profitability prospects (€330 million). More information about Eni's impairment review and the sensitivity of the outcome to different commodities scenarios is reported in note 15 – Reversals (Impairments) of tangible and intangible assets and right-of-use assets.

Currency translation differences related to subsidiaries utilizing the U.S. dollar as functional currency (€2,971 million).

Initial recognition and change in estimates include the decrease in the asset retirement cost of the tangible assets of the Exploration & Production sector, mainly due to discounting factors and the derecognition of the activities in Angola, partially offset by revised estimates of future decommissioning and restoration costs and recognition of social projects costs to be incurred in relation to the commitments undertaken between Eni SpA and the Basilicata region in relation to the oil development program in the Val d'Agri concession area.

Changes in the scope of consolidation related: (i) for €4,358 million to the derecognition of Eni Angola SpA, Eni Angola Exploration BV and Eni Angola Production BV which were contributed to the joint venture Azule Energy Holdings Ltd; (ii) for €650 million to the acquisition of the company Export LNG Ltd, owner of the Tango FLNG floating liquefaction vessel that is expected to be deployed in Congo, as part of a natural gas development project in Block Marine XII; (iii) to the acquisition for €532 million of PLT Energia Srl and SEF Srl engaged in the production of electricity from renewable sources and in the supply of energy to retail customers; (iv) for €189 million to the companies acquired as part of the Corazon and Guajillo projects; (iv) for €100 million to the acquisition of the company Energía Eólica Boreas SLU. More information on business combinations is provided in note 5 - Business combinations and other significant transactions.

Other changes in other tangible assets related for €169 million to the definitive allocation of the purchase price of some acquisitions made in previous year for which the allocation of the price was made on a provisional basis.

Transfers from E&P tangible assets in progress to E&P UOP wells, plant and equipment related for €4,190 million to the commissioning of wells, plants and machinery primarily in United States, Mexico, Egypt, Kazakhstan, Congo, Iraq, Italy and Nigeria.

In 2022, exploration and appraisal activities decreased by €365 million due to the write-offs of the capitalized costs of exploration wells in progress and completed pending economic and technical evaluation which were found to be unsuccessful, relating to initiatives in Libya, Egypt, Ivory Coast, Vietnam and Kenya.

Exploration and appraisal activities related for €1,085 million to the costs of suspended exploration wells pending final determination of commerciality based on management’s continuing commitment and for €253 million to costs of exploration wells in progress at the end of the year. Changes relating to suspended wells are reported below:

(€ million)	2022	2021	2020
Costs for exploratory wells suspended - beginning of the year	1,101	1,268	1,246
Increases for which is ongoing the determination of proved reserves	547	288	408
Amounts previously capitalized and expensed in the year	(374)	(286)	(226)
Reclassification to successful exploratory wells following the estimation of proved reserves	(147)	(43)	(48)
Disposals	(2)	(3)
Changes in the scope of consolidation	(114)	(199)
Currency translation differences	65	100	(112)
Other changes	9	(24)
Costs for exploratory wells suspended - end of the year	1,085	1,101	1,268

The following information relates to the stratification of the suspended wells pending final determination (ageing):

	2022		2021		2020
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	216	5.0	175	4.0	157	6.7
- between 1 and 3 years	246	4.9	269	12.2	250	11.0
- beyond 3 years	623	13.9	657	19.7	861	19.3
	1,085	23.8	1,101	35.9	1,268	37.0
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	204	4.5	175	4.0	157	6.7
- fields for which the delineation campaign is in progress	579	11.3	567	17.9	631	14.9
- fields including commercial discoveries that proceeds to a FID	302	8.0	359	14.0	480	15.4
	1,085	23.8	1,101	35.9	1,268	37.0

Suspended wells costs awaiting a final investment decision amounted to €302 million and primarily related to initiatives in the main countries of presence (Nigeria, Egypt, Indonesia, Congo and Algeria).

  Unproved mineral interests, comprised in assets in progress of the Exploration & Production segment, include the purchase price allocated to unproved reserves following business combinations or acquisition of individual properties. Unproved mineral interests were as follows:

(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	United Arab Emirates	Italy	Total
2022
Carrying amount - beginning of the year	218	892	3	68	114	16	508		1,819
Additions		11			110	(2)		2	121
Net (impairments) reversals	(28)		93	(56)					9
Reclassification to Proved Mineral Interest	(6)				(19)	(12)	(19)		(56)
Currency translation differences	14	55	(1)	4	6	1	31		110
Carrying amount - end of the year	198	958	95	16	211	3	520	2	2,003
2021
Carrying amount - beginning of the year	203	860		114	100	18	468		1,763
Additions				3	6				9
Net (impairments) reversals	(1)		3	35		(2)			35
Reclassification to Proved Mineral Interest		(48)		(92)		(1)			(141)
Currency translation differences	16	80		8	8	1	40		153
Carrying amount - end of the year	218	892	3	68	114	16	508		1,819

Unproved mineral interests comprised the Oil Prospecting License 245 property (“OPL 245”), offshore Nigeria, for €920 million corresponding to the price paid in 2011 to the Nigerian Government to acquire a 50% interest in the asset. As of December 31, 2022, the net book value of the property was €1,250 million, including capitalized exploration costs and pre-development costs. The management considers that the legal risks due to allegations of international corruption in respect of the Resolution Agreement signed on April 29, 2011 by Eni to acquire the license have significantly declined following a favorable outcome of the judicial proceeding before an Italian court. A proceeding featuring an alleged indirect involvement of Eni’s subsidiary operating in Nigeria regarding OPL 245 is still pending before a Nigerian Court as disclosed in note 28 – Guarantees, Commitments and Risks – Legal proceedings. The exploration period of the license OPL 245 expired on May 11, 2021. Eni has applied for the conversion of the license into an Oil Mining Lease (OML) before the relevant Nigerian authorities to start the development of the reserves, having verified the contractual requirements and compliance with all terms and conditions. Given the inaction of the Nigerian authorities and a continuing deadlock, in 2020 Eni started an arbitration before an ICSID tribunal, the International Centre for Settlement of Investment Disputes, to preserve the value of the investment, claiming compensation of the asset's fair value. Eni believes to have solid arguments to support its claims and, on this basis, management has evaluated the book value of the assets to be recoverable. The asset recoverability has been also tested by estimating the asset's value-in-use assuming its conversion and the development of the reserves and discounting the expected cash flows at the country WACC (8%), also stress-testing the outcome by assuming further delays in the start-up of the activities.

Accumulated provisions for impairments amounted to €21,715 million (€20,796 million at December 31, 2021).

Property, plant and equipment include assets subject to operating leases for €380 million, essentially relating to service stations of the Refining & Marketing business line.

As of December 31, 2022, Eni pledged property, plant and equipment for €24 million to guarantee payments of excise duties (same amount as of December 31, 2021).

Government grants recorded as a decrease of property, plant and equipment amounted to €115 million (€105 million at December 31, 2021).

Contractual commitments related to the purchase of property, plant and equipment are disclosed in note 28 – Guarantees, commitments and risks — Liquidity risk.

Property, plant and equipment under concession arrangements are described in note 28 – Guarantees, commitments and risks.